ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

May 28, 2021
Renee E. Laws T +1 617 235 4975 renee.laws@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	AMG Funds I

File Nos. 033-44909; 811-06520

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), AMG Funds I (the “Trust”) hereby certifies that the following forms of prospectus and statement of additional information that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act would not have differed from those contained in the Trust’s Post-Effective Amendment No. 115 to its Registration Statement on Form N-1A, which was filed by electronic transmission on May 21, 2021 pursuant to Rule 485(b) under the 1933 Act and is the most recent amendment to the Trust’s Registration Statement on Form N-1A:

(i)	Prospectus for AMG Boston Common Global Impact Fund (formerly AMG Managers Brandywine Fund) and AMG Veritas Global Real Return Fund (formerly AMG Managers Brandywine Blue Fund), dated May 24, 2021;

(ii)

Prospectus for AMG River Road Large Cap Value Select Fund (formerly AMG FQ Long-Short Equity Fund), AMG Veritas China Fund (formerly AMG Managers Emerging Opportunities Fund) and AMG Veritas Global Focus Fund (formerly AMG FQ Tax-Managed U.S. Equity Fund), dated May 24, 2021, as supplemented May 24, 2021;

(iii)	Statement of Additional Information for AMG Boston Common Global Impact Fund and AMG Veritas Global Real Return Fund, dated May 24, 2021; and

(iv)	Statement of Additional Information for AMG River Road Large Cap Value Select Fund, AMG Veritas China Fund and AMG Veritas Global Focus Fund, dated May 24, 2021, as supplemented May 24, 2021.

May 28, 2021

If you have any questions concerning this filing, please call me at (617) 235-4975.

Sincerely,

/s/ Renee E. Laws

Renee E. Laws, Esq.